                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                              ----------------------------------
         This Amendment (Check only one.):      [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     2099 Pennsylvania Avenue, N.W., Suite 900
             ----------------------------------------------------------
             Washington, D.C. 20006
             ----------------------------------------------------------

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 772-1481
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

              /s/ RODD MACKLIN                              Washington, D.C.                 August 9, 2004
--------------------------------------------     -----------------------------------    --------------------------
                [Signature]                                  [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0
                                            ---------------------------

Form 13F Information Table Entry Total:                 17
                                            ---------------------------

Form 13F Information Table Value Total:                 $109,595
                                            ---------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


              NONE

                                                         FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
------------------------------ ----------- ---------- ----------- ------------------- ---------- ---------- ------------------------
                                                                                                                VOTING AUTHORITY
                                  TITLE                 VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHER       ---------------------
        NAME OF ISSUER           OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
   Allos Therapeutics, Inc.       Common    019777101     $704    312,900    SH       DEFINED                312,900
------------------------------------------------------------------------------------------------------------------------------------
      Beacon Power Corp.          Common    073677106   $3,076  7,502,351    SH       DEFINED              7,502,351
------------------------------------------------------------------------------------------------------------------------------------
 BioMarin Pharmaceuticals         Common   00009061G1     $900    150,000    SH       DEFINED                150,000
  (Glyko Biomedical Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
CollaGenex Pharmaceuticals Inc.   Common    19419B100     $739     78,580    SH       DEFINED                 78,580
------------------------------------------------------------------------------------------------------------------------------------
  Distributed Energy Systems      Common   00025475V1   $2,032    746,980    SH       DEFINED                746,980
------------------------------------------------------------------------------------------------------------------------------------
      Diversa Corporation         Common    255064107   $5,511    544,000    SH       DEFINED                544,000
------------------------------------------------------------------------------------------------------------------------------------
     Evergreen Solar Inc.         Common   00030033R1   $9,463  2,920,585    SH       DEFINED              2,920,585
------------------------------------------------------------------------------------------------------------------------------------
        Exelixis, Inc.            Common    30161Q104   $8,513    843,750    SH       DEFINED                843,750
------------------------------------------------------------------------------------------------------------------------------------
La Jolla Pharmaceutical Company   Common    503459109     $729    300,000    SH       DEFINED                300,000
------------------------------------------------------------------------------------------------------------------------------------
 Sciclone Pharmaceuticals Inc.    Common    80862K104     $547    107,860    SH       DEFINED                107,860
------------------------------------------------------------------------------------------------------------------------------------
      [Repeat as necessary]

                                                         FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
------------------------------ ----------- ---------- ----------- ------------------- ---------- ---------- ------------------------
                                                                                                                VOTING AUTHORITY
                                  TITLE                 VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHER       ---------------------
        NAME OF ISSUER           OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
    Allos Therapeutics          Common      019777101    $3,886   1,727,300  SH         OTHER                        1,727,300
------------------------------------------------------------------------------------------------------------------------------------
Barrier Therapeutics, Inc.      Common     00006850R1   $38,594   2,754,738  SH         OTHER                        2,754,738
------------------------------------------------------------------------------------------------------------------------------------
     Bioenvision, Inc.          Common     00009059N1    $3,285     375,044  SH         OTHER                          375,044
------------------------------------------------------------------------------------------------------------------------------------
       CollaGenex               Common      19419B100    $3,188     339,100  SH         OTHER                          339,100
   Pharmaceuticals, Inc.
------------------------------------------------------------------------------------------------------------------------------------
     IntraBiotics               Common      46116T100      $378      97,133  SH         OTHER                           97,133
   Pharmaceuticals, Inc.
------------------------------------------------------------------------------------------------------------------------------------
       Myogen, Inc.             Common     00062856E1   $12,985   1,677,602  SH         OTHER                        1,677,602
------------------------------------------------------------------------------------------------------------------------------------
      Valentis, Inc.            Common      91913E104   $15,066   2,167,744  SH         OTHER                        2,167,744
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
[Repeat as necessary]